Long-term Investments - Equity Securities without Readily Determinable Fair Values (Subsequent events) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) company	Dec. 31, 2018 USD ($) company	Dec. 31, 2016 company
Equity Securities without Readily Determinable Fair Values
Impairment		$ 55,289
Number of private companies | company		2	2
Upward adjustments		$ 166,553
Subsequent Event
Equity Securities without Readily Determinable Fair Values
Upward adjustments	$ 163,300
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Subsequent Event
Equity Securities without Readily Determinable Fair Values
Impairment	$ 75,200
Number of private companies | company	2